Share-Based Compensation and Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Share-Based Compensation and Employee Benefit Plans [Abstract]
Share-Based Compensation and Employee Benefit Plans
NOTE 12 — Share-Based Compensation and Employee Benefit Plans
Stock Award and Incentive Plan
Aimco has a stock award and incentive plan to attract and retain officers, key employees and independent directors. The plan reserves for issuance a maximum of 4.1 million shares, which may be in the form of incentive stock options, non-qualified stock options and restricted stock, or other types of awards as authorized under the plan. Pursuant to the anti-dilution provisions of the plan, the number of shares reserved for issuance has been adjusted to reflect Aimco’s special dividends discussed in Note 11. At December 31, 2010 there were approximately 1.3 million shares available to be granted under the plan. The plan is administered by the Compensation and Human Resources Committee of Aimco’s board of directors. In the case of stock options, the exercise price of the options granted may not be less than the fair market value of Aimco Class A Common Stock at the date of grant. The term of the options is generally ten years from the date of grant. The options typically vest over a period of one to four or five years from the date of grant. Aimco generally issues new shares upon exercise of options. Restricted stock awards typically vest over a period of three to five years.
When Aimco issues restricted stock and stock options to its employees, we are required to issue common OP Units to Aimco for the same number of shares of Aimco Class A Common Stock that are issued to employees under these arrangements. Upon exercise of the stock options, Aimco must contribute to us the proceeds received in connection with the exercised options. Therefore, the following disclosures pertain to Aimco’s stock options. Our obligations to issue common OP Units under Aimco’s share based compensation plans results in reciprocal accounting treatment in our financial statements.
Refer to Note 2 for discussion of our accounting policy related to stock-based compensation.
We estimated the fair value of our options using a Black-Scholes closed-form valuation model using the assumptions set forth in the table below. The expected term of the options was based on historical option exercises and post-vesting terminations. Expected volatility reflects the historical volatility of Aimco Class A Common Stock during the historical period commensurate with the expected term of the options that ended on the date of grant. The expected dividend yield reflects expectations regarding cash dividend amounts per share paid on Aimco Class A Common Stock during the expected term of the option and the risk-free interest rate reflects the annualized yield of a zero coupon U.S. Treasury security with a term equal to the expected term of the option. The weighted average fair value of options and our valuation assumptions for the years ended December 31, 2010, 2009 and 2008 were as follows:

	2010	2009	2008
Weighted average grant-date fair value	$9.27	$2.47	$4.34
Assumptions:
Risk-free interest rate	3.14%	2.26%	3.12%
Expected dividend yield	2.90%	8.00%	6.02%
Expected volatility	52.16%	45.64%	24.02%
Weighted average expected life of options	7.8 years	6.9 years	6.5 years
The following table summarizes activity for Aimco’s outstanding stock options for the years ended December 31, 2010, 2009 and 2008 (numbers of options in thousands):

	2010		2009(1)		2008(1)
		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
	of	Exercise	of	Exercise	of	Exercise
	Options	Price	Options	Price	Options	Price
Outstanding at beginning of year	8,873	$28.22	10,344	$31.01	8,555	$39.57
Granted	3	21.67	965	8.92	980	39.77
Exercised	(202)	8.92	—	—	(14)	37.45
Forfeited	(1,514)	28.73	(2,436)	32.03	(1,423)	38.75
Adjustment to outstanding options pursuant to special dividends	—	n/a	—	n/a	2,246	n/a

Outstanding at end of year	7,160	$28.65	8,873	$28.22	10,344	$31.01
Exercisable at end of year	5,869	$30.18	6,840	$29.65	7,221	$29.51

(1)
In connection with Aimco’s special dividends discussed in Note 11, effective on the record date of each dividend, the number of options and exercise prices of all outstanding awards were adjusted pursuant to the anti-dilution provisions of the applicable plans based on the market price of Aimco’s stock on the ex-dividend dates of the related special dividends. The adjustment to the number of outstanding options is reflected in the table separate from the other activity during the periods at the weighted average exercise price for those outstanding options. The exercise prices for options granted, exercised and forfeited in the table above reflect the actual exercise prices at the time of the related activity. The number and weighted average exercise price for options outstanding and exercisable at the end of year reflect the adjustments for the applicable special dividends. The adjustment of the awards pursuant to Aimco’s special dividends is considered a modification of the awards, but did not result in a change in the fair value of any awards and therefore did not result in a change in total compensation to be recognized over the remaining term of the awards.

The intrinsic value of a stock option represents the amount by which the current price of the underlying stock exceeds the exercise price of the option. Options outstanding at December 31, 2010, had an aggregate intrinsic value of $12.8 million and a weighted average remaining contractual term of 3.8 years. Options exercisable at December 31, 2010, had an aggregate intrinsic value of $2.4 million and a weighted average remaining contractual term of 3.1 years. The intrinsic value of stock options exercised during the years ended December 31, 2010 and 2008, was $2.9 million and less than $0.1 million, respectively. We may realize tax benefits in connection with the exercise of options by employees of Aimco’s taxable subsidiaries. During the year ended December 31, 2010, we did not recognize any significant tax benefits related to options exercised during the year, and during the year ended December 31, 2009, as no stock options were exercised we realized no related tax benefits.
The following table summarizes activity for Aimco’s restricted stock awards for the years ended December 31, 2010, 2009 and 2008 (numbers of shares in thousands):

	2010		2009		2008
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Grant-	Number	Grant-	Number	Grant-
	of	Date	of	Date	of	Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Unvested at beginning of year	458	$26.73	893	$40.33	960	$46.08
Granted	381	16.72	378	8.92	248	39.85
Vested	(261)	27.56	(418)	32.83	(377)	43.45
Forfeited	(34)	26.11	(533)	27.66	(128)	46.85
Issued pursuant to special dividends (1)	—	—	138	9.58	190	22.51

Unvested at end of year	544	$19.36	458	$26.73	893	$40.33

(1)
This represents shares of restricted stock issued to holders of restricted stock pursuant to Aimco’s special dividends discussed in Note 11. The weighted average grant-date fair value for these shares represents the price of Aimco’s Class A Common Stock on the determination date for each dividend. The issuance of the additional shares of restricted stock resulted in no incremental compensation expense.

The aggregate fair value of shares that vested during the years ended December 31, 2010, 2009 and 2008 was $4.4 million, $3.1 million and $16.5 million, respectively.
Total compensation cost recognized for restricted stock and stock option awards was $8.1 million, $8.0 million and $17.6 million for the years ended December 31, 2010, 2009 and 2008, respectively. Of these amounts, $0.8 million, $1.3 million and $3.8 million, respectively, were capitalized. At December 31, 2010, total unvested compensation cost not yet recognized was $7.8 million. We expect to recognize this compensation over a weighted average period of approximately 1.7 years.
Employee Stock Purchase Plan
Under the terms of Aimco’s employee stock purchase plan, eligible employees may authorize payroll deductions up to 15% of their base compensation to purchase shares of Common Stock at a five percent discount from its fair value on the last day of the calendar quarter during which payroll deductions are made. In 2010, 2009 and 2008, 5,662, 20,076 and 8,926 shares were purchased under this plan at an average price of $20.92, $8.82 and $23.86, respectively. No compensation cost is recognized in connection with this plan. Common OP Units we issue to Aimco in connection with shares of Aimco’s Class A Common Stock purchased under Aimco’s employee stock purchase plan are treated as issued and outstanding on the date of purchase and distributions paid on such units are recognized as a reduction of partners’ capital when such distributions are declared.
401(k) Plan
We provide a 401(k) defined-contribution employee savings plan. Employees who have completed 30 days of service and are age 18 or older are eligible to participate. For the period from January 1, 2009 through January 29, 2009, and during the year ended December 31, 2008, our matching contributions were made in the following manner: (1) a 100% match on the first 3% of the participant’s compensation; and (2) a 50% match on the next 2% of the participant’s compensation. On December 31, 2008, we suspended employer matching contributions effective January 29, 2009. We may reinstate employer matching contributions at any time. We incurred costs in connection with this plan of less than $0.1 million in 2010, $0.6 million in 2009 and $5.2 million in 2008.